CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONTINUING OPERATIONS
NET SALES	R$ 48,343,305	R$ 39,469,700	R$ 33,446,980
Cost of sales	(38,177,609)	(30,133,769)	(25,490,912)
GROSS PROFIT	10,165,696	9,335,931	7,956,068
OPERATING INCOME (EXPENSES)
Selling expenses	(6,531,413)	(5,673,030)	(4,991,145)
General and administrative expenses	(822,960)	(832,858)	(685,089)
Impairment loss on trade receivables	(12,799)	(12,137)	(23,899)
Other operating income (expenses), net	211,263	233,323	494,139
Income from associates and joint ventures			(1,737)
INCOME BEFORE FINANCIAL RESULTS AND INCOME TAXES	3,009,787	3,051,229	2,748,337
Financial income	537,736	420,757	1,304,187
Financial expenses	(3,331,615)	(1,889,454)	(3,096,716)
Foreign exchange and monetary variations	(250,696)	(230,298)	(72,870)
FINANCIAL INCOME (EXPENSES), NET	(3,044,575)	(1,698,995)	(1,865,399)
INCOME (LOSS) BEFORE TAXES	(34,788)	1,352,234	882,938
Income taxes	552,102	172,763	195,395
INCOME (LOSS) FROM CONTINUING OPERATIONS	517,314	1,524,997	1,078,333
LOSS FROM DISCONTINUED OPERATIONS	(79,930)		(915,809)
INCOME FOR THE YEAR	437,384	1,524,997	162,524
Net Income from Continuing Operation Attributable to
Controlling shareholders	499,385	1,518,492	1,067,312
Non-controlling interest	17,929	6,505	11,021
INCOME (LOSS) FROM CONTINUING OPERATIONS	517,314	1,524,997	1,078,333
Net Loss From Discontinued Operations Attributable to
Controlling shareholders	(79,930)		(904,628)
Non-controlling interest			(11,181)
LOSS FROM DISCONTINUED OPERATIONS	R$ (79,930)		R$ (915,809)
INCOME PER SHARE FROM CONTINUED OPERATIONS
Weighted average shares outstanding - basic	807,929,481	807,406,368	811,539,167
Income per share - basic	R$ 0.62	R$ 1.88	R$ 1.32
Weighted average shares outstanding - diluted	808,678,648	807,464,700	813,867,119
Income per share - diluted	R$ 0.62	R$ 1.88	R$ 1.31
LOSSES PER SHARE FROM DISCONTINUED OPERATIONS
Weighted average shares outstanding - basic	807,929,481		811,539,167
Losses per share - basic	R$ (0.10)		R$ (1.11)
Weighted average shares outstanding - diluted	807,929,481		811,539,167
Losses per share - diluted	R$ (0.10)		R$ (1.11)